SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Basic and Diluted Net Loss Per Ordinary Share) (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2021
Net Income (Loss) Attributable to Parent [Abstract]
Net loss	$ (5,000)	$ (738,868)		$ (1,880,581)	$ (2,619,449)
Less-income attributable to shares subject possible to redemption		(6,681)			(20,653)
Net loss attributable to non redeemable Ordinary shares- Basic and Diluted		$ (745,549)			$ (2,640,102)
Earnings Per Share [Abstract]
Basic and Diluted weighted-average number of non redeemable Ordinary shares outstanding		10,726,807	[1]		9,386,872
Net income per Ordinary share, basic and diluted	$ 0	$ (0.07)			$ (0.28)

[1]	Excluded an aggregate of up to 20,823,664 shares subject to possible redemption at June 30, 2021.